Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

	Shares	Value
COMMON STOCKS† - 6.3%
Communications - 1.6%
AT&T, Inc.[1]	200,000	$ 3,756,000
Expedia Group, Inc.*,1	35,000	3,711,750
Total Communications		7,467,750
Financial - 1.2%
American Express Co.[1]	20,000	3,080,400
Morgan Stanley[1]	30,000	2,529,000
Total Financial		5,609,400
Energy - 0.9%
ConocoPhillips	20,000	1,948,600
Occidental Petroleum Corp.[1]	20,000	1,315,000
Equities Corp.[1]	20,000	880,600
Total Energy		4,144,200
Technology - 0.8%
International Business Machines Corp.[1]	15,000	1,961,850
ServiceNow, Inc.*,1	4,000	1,786,640
Total Technology		3,748,490
Consumer, Non-cyclical - 0.7%
Dexcom, Inc.*	30,000	2,462,400
Heska Corp.*	10,000	914,900
Total Consumer, Non-cyclical		3,377,300
Basic Materials - 0.7%
Freeport-McMoRan, Inc.	100,000	3,155,000

Industrial - 0.4%
United Parcel Service, Inc. — Class B	10,000	1,948,900

Total Common Stocks
(Cost $27,483,660)		29,451,040
CONVERTIBLE PREFERRED STOCKS† - 10.4%
Financial - 3.5%
Bank of America Corp.
7.25%[1]	7,283	9,060,416
Wells Fargo & Co.
7.50%[1]	3,949	5,030,236
KKR & Company, Inc.
6.00% due 09/15/23[1]	33,455	2,341,850
Total Financial		16,432,502
Utilities - 2.4%
NextEra Energy, Inc.
5.28% due 03/01/23[1]	102,268	5,363,957
6.22% due 09/01/23[1]	66,420	3,512,289
AES Corp.
6.88% due 02/15/24[1]	15,109	1,371,293
American Electric Power Company, Inc.
6.13% due 08/15/23[1]	17,988	994,377
Total Utilities		11,241,916
Consumer, Non-cyclical - 1.8%
Boston Scientific Corp.
5.50% due 06/01/23[1]	51,196	5,571,149
Danaher Corp.
5.00% due 04/15/23[1]	1,766	2,687,587
Total Consumer, Non-cyclical		8,258,736
Communications - 1.1%
2020 Cash Mandatory Exchangeable Trust
5.25% due 06/01/23*,1,2	3,945	4,739,286
Paramount Global
5.75% due 04/01/24[1]	17,612	680,352
Total Communications		5,419,638
Technology - 0.8%
Broadcom, Inc.
8.00% due 09/30/22[1]	2,304	3,865,651

Industrial - 0.4%
Fluor Corp.
6.50%††,1	756	966,103
RBC Bearings, Inc.
5.00% due 10/15/24[1]	8,130	946,088
Total Industrial		1,912,191
Consumer, Cyclical - 0.4%
Aptiv plc
5.50% due 06/15/23[1]	14,358	1,744,131

Total Convertible Preferred Stocks
(Cost $44,407,676)		48,874,765
MONEY MARKET FUND† - 5.2%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 1.98%[1,3]	24,468,866	24,468,866
Total Money Market Fund
(Cost $24,468,866)		24,468,866
	Face Amount~
CONVERTIBLE BONDS†† - 87.4%
Technology - 20.0%
Tyler Technologies, Inc.
0.25% due 03/15/26[1]	8,181,000	8,561,417
CyberArk Software Ltd.
due 11/15/24[1,4]	7,528,000	8,151,475
Five9, Inc.
0.50% due 06/01/25[1]	6,913,000	7,320,867
Splunk, Inc.
1.13% due 09/15/25[1]	5,987,000	6,016,935
Wolfspeed, Inc.
0.25% due 02/15/28[1,2]	5,915,000	5,630,340
Lumentum Holdings, Inc.
0.50% due 06/15/28[1,2]	3,237,000	2,997,462
0.50% due 12/15/26[1]	1,936,000	2,146,931
RingCentral, Inc.
due 03/01/25[1,4]	4,731,000	3,920,816
due 03/15/26[1,4]	1,258,000	956,080
Bill.com Holdings, Inc.
due 12/01/25[1,4]	4,100,000	4,624,800
Health Catalyst, Inc.
2.50% due 04/15/25[1]	4,248,000	4,024,980
Rapid7, Inc.
0.25% due 03/15/27[1]	4,216,000	3,813,372
Dropbox, Inc.
due 03/01/28[1,4]	3,953,000	3,616,995
Akamai Technologies, Inc.
0.38% due 09/01/27[1]	3,406,000	3,532,022
Zscaler, Inc.
0.13% due 07/01/25[1]	2,184,000	2,715,804
Workday, Inc.
0.25% due 10/01/22[1]	2,447,000	2,653,772
Avalara, Inc.
0.25% due 08/01/26[1,2]	2,999,000	2,586,637
DigitalOcean Holdings, Inc.
due 12/01/26[1,2,4]	2,763,000	2,084,998
Bentley Systems, Inc.
0.13% due 01/15/26[1]	2,218,000	2,056,086

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

	Face Amount~	Value
CONVERTIBLE BONDS†† - 87.4% (continued)
Technology - 20.0% (continued)
STMicroelectronics N.V.
due 08/04/27[1,4]	1,200,000	$1,344,426
due 08/04/25[1,4]	600,000	672,606
MongoDB, Inc.
0.25% due 01/15/26[1]	1,219,000	1,970,209
LivePerson, Inc.
0.75% due 03/01/24[1]	1,377,000	1,262,021
due 12/15/26[1,4]	858,000	629,356
Cloudflare, Inc.
due 08/15/26[1,2,4]	2,264,000	1,862,028
Jamf Holding Corp.
0.13% due 09/01/26[1,2]	2,000,000	1,703,000
MACOM Technology Solutions Holdings, Inc.
0.25% due 03/15/26[1]	1,486,000	1,460,924
Kingsoft Corporation Ltd.
0.63% due 04/29/25[1]	HKD 9,000,000	1,206,990
Rohm Company Ltd.
due 12/05/24[1,4]	JPY 130,000,000	1,005,518
HubSpot, Inc.
0.38% due 06/01/25[1]	772,000	1,004,082
Unity Software, Inc.
due 11/15/26[1,2,4]	1,162,000	870,492
Pure Storage, Inc.
0.13% due 04/15/23[1]	568,000	673,080
Xero Investments Ltd.
due 12/02/25[1,4]	609,000	493,290
Total Technology		93,569,811
Communications - 19.2%
Okta, Inc.
0.13% due 09/01/25[1]	5,989,000	5,593,726
0.38% due 06/15/26[1]	3,706,000	3,176,042
Airbnb, Inc.
due 03/15/26[1,4]	7,398,000	6,473,250
Palo Alto Networks, Inc.
0.38% due 06/01/25[1]	3,559,000	6,189,101
Liberty Media Corp.
1.38% due 10/15/23[1]	2,748,000	3,480,342
0.50% due 12/01/50[1,2]	1,853,000	2,221,747
Lyft, Inc.
1.50% due 05/15/25[1]	5,670,000	4,935,735
Snap, Inc.
0.75% due 08/01/26[1]	4,000,000	3,537,000
0.13% due 03/01/28[1,2]	1,881,000	1,274,378
Zillow Group, Inc.
2.75% due 05/15/25[1]	4,800,000	4,689,600
Etsy, Inc.
0.13% due 09/01/27[1]	2,880,000	2,603,520
0.13% due 10/01/26[1]	1,305,000	1,839,153
Match Group Financeco 2, Inc.
0.88% due 06/15/26[1,2]	4,044,000	4,395,828
Booking Holdings, Inc.
0.75% due 05/01/25[1]	3,266,000	4,371,663
Liberty Broadband Corp.
2.75% due 09/30/50[1,2]	4,227,000	4,046,066
Twitter, Inc.
due 03/15/26[1,4]	2,356,000	2,182,834
0.25% due 06/15/24[1]	1,755,000	1,784,835
DISH Network Corp.
due 12/15/25[1,4]	3,866,000	2,756,072
3.38% due 08/15/26[1]	741,000	529,107
Nice Ltd.
due 09/15/25[1,4]	2,931,000	2,964,707
Match Group Financeco 3, Inc.
2.00% due 01/15/30[1,2]	2,000,000	2,260,000
Viavi Solutions, Inc.
1.00% due 03/01/24[1]	1,603,000	1,937,626
Upwork, Inc.
0.25% due 08/15/26[1,2]	2,363,000	1,824,510
Shopify, Inc.
0.13% due 11/01/25[1]	1,926,000	1,662,814
America Movil BV
due 03/02/24[1,4]	EUR 1,500,000	1,652,144
Sea Ltd.
0.25% due 09/15/26[1]	1,348,000	1,001,724
2.38% due 12/01/25[1]	525,000	616,088
Uber Technologies, Inc.
due 12/15/25[1,4]	1,708,000	1,426,888
Bharti Airtel Ltd.
1.50% due 02/17/25[1]	1,050,000	1,258,425
InterDigital, Inc.
3.50% due 06/01/27[1,2]	1,043,000	1,077,419
Meituan
due 04/27/28[1,4]	1,200,000	976,500
Just Eat Takeaway.com N.V.
2.25% due 01/25/24[1]	EUR 1,000,000	942,406
Zendesk, Inc.
0.63% due 06/15/25[1]	956,000	936,880
Q2 Holdings, Inc.
0.75% due 06/01/26[1]	1,002,000	869,235
MakeMyTrip Ltd.
due 02/15/28[1,4]	782,000	866,165
Delivery Hero SE
0.25% due 01/23/24[1]	EUR 800,000	751,417
Kakao Corp.
due 04/28/23[1,4]	600,000	594,150
Total Communications		89,699,097
Consumer, Cyclical - 18.9%
Royal Caribbean Cruises Ltd.
4.25% due 06/15/23[1]	7,365,000	7,241,895
2.88% due 11/15/23[1]	3,633,000	3,384,417
Ford Motor Co.
due 03/15/26[1,4]	9,170,000	9,811,900
Southwest Airlines Co.
1.25% due 05/01/25[1]	6,352,000	8,055,924
Marriott Vacations Worldwide Corp.
due 01/15/26[1,4]	7,435,000	7,442,435
1.50% due 09/15/22[1]	585,000	589,388
NCL Corporation Ltd.
5.38% due 08/01/25[1]	4,295,000	4,417,106
1.13% due 02/15/27[1,2]	2,057,000	1,410,073
Burlington Stores, Inc.
2.25% due 04/15/25[1]	5,150,000	5,304,500
American Airlines Group, Inc.
6.50% due 07/01/25[1]	4,068,000	4,560,228

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

	Face Amount~	Value
CONVERTIBLE BONDS†† - 87.4% (continued)
Consumer, Cyclical - 18.9% (continued)
Copa Holdings S.A.
4.50% due 04/15/25[1]	2,926,000	$4,304,146
Pirelli & C SpA
due 12/22/25[1,4]	EUR 4,100,000	4,001,885
LCI Industries
1.13% due 05/15/26[1]	4,000,000	3,964,000
Live Nation Entertainment, Inc.
2.00% due 02/15/25[1]	3,077,000	3,466,240
IMAX Corp.
0.50% due 04/01/26[1]	3,500,000	3,116,750
JetBlue Airways Corp.
0.50% due 04/01/26[1]	3,000,000	2,154,000
Zhongsheng Group Holdings Ltd.
due 05/21/25[1,4]	HKD 14,000,000	2,087,097
Spirit Airlines, Inc.
1.00% due 05/15/26[1]	2,000,000	1,809,000
Penn National Gaming, Inc.
2.75% due 05/15/26[1]	887,000	1,467,187
Cinemark Holdings, Inc.
4.50% due 08/15/25[1]	982,000	1,466,126
H World Group Ltd.
3.00% due 05/01/26[1]	896,000	1,068,928
ANLLIAN Capital Ltd.
due 02/05/25[1,4]	EUR 900,000	1,000,734
ANA Holdings, Inc.
due 12/10/31[1]	JPY 130,000,000	959,072
Sail Vantage Ltd.
due 01/13/27[1,4]	HKD 9,000,000	949,885
Vinpearl JSC
3.25% due 09/21/26[1]	1,200,000	931,500
Dufry One BV
0.75% due 03/30/26[1]	CHF 800,000	691,662
Bosideng International Holdings Ltd.
1.00% due 12/17/24[1]	600,000	677,250
WH Smith plc
1.63% due 05/07/26[1]	GBP 600,000	638,155
Zalando SE
0.05% due 08/06/25[1]	EUR 700,000	616,253
International Consolidated Airlines Group S.A.
1.13% due 05/18/28[1]	EUR 600,000	433,073
Singapore Airlines Ltd.
1.63% due 12/03/25[1]	SGD 500,000	382,349
Total Consumer, Cyclical		88,403,158
Consumer, Non-cyclical - 10.9%
Shift4 Payments, Inc.
due 12/15/25[1,4]	6,867,000	5,935,663
QIAGEN N.V.
1.00% due 11/13/24[1]	4,400,000	5,174,510
CONMED Corp.
2.25% due 06/15/27[1,2]	5,299,000	5,100,288
Block, Inc.
0.13% due 03/01/25[1]	3,325,000	3,412,281
0.25% due 11/01/27[1]	1,861,000	1,496,675
Dexcom, Inc.
0.75% due 12/01/23[1]	1,196,000	2,415,920
0.25% due 11/15/25[1]	2,327,000	2,212,104
Jazz Investments I Ltd.
2.00% due 06/15/26[1]	2,970,000	3,556,399
Insulet Corp.
0.38% due 09/01/26[1]	2,592,000	3,263,328
Exact Sciences Corp.
0.38% due 03/01/28[1]	2,094,000	1,524,432
0.38% due 03/15/27[1]	1,381,000	1,076,317
Chegg, Inc.
0.13% due 03/15/25[1]	3,000,000	2,599,500
Herbalife Nutrition Ltd.
2.63% due 03/15/24[1]	2,643,000	2,403,134
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 1,500,000	1,879,837
Haemonetics Corp.
due 03/01/26[1,4]	1,682,000	1,367,560
Sabre GLBL, Inc.
4.00% due 04/15/25[1]	1,252,000	1,351,534
Nexi SpA
1.75% due 04/24/27[1]	EUR 1,500,000	1,332,983
Omnicell, Inc.
0.25% due 09/15/25[1]	1,037,000	1,294,695
NeoGenomics, Inc.
1.25% due 05/01/25[1]	1,203,000	1,035,182
Livongo Health, Inc.
0.88% due 06/01/25[1]	1,013,000	875,708
ADM Ag Holding Ltd.
due 08/26/23[1,4]	800,000	782,800
Menicon Company Ltd.
due 01/29/25[1,4]	JPY 60,000,000	492,929
BioMarin Pharmaceutical, Inc.
1.25% due 05/15/27[1]	384,000	387,607
Total Consumer, Non-cyclical		50,971,386
Financial - 6.6%
Pebblebrook Hotel Trust
1.75% due 12/15/26[1]	6,026,000	5,986,831
JPMorgan Chase Financial Company LLC
0.50% due 06/15/27[1]	3,908,000	4,253,858
Realogy Group LLC / Realogy Company-Issuer Corp.
0.25% due 06/15/26[1]	4,522,000	3,409,588
LendingTree, Inc.
0.50% due 07/15/25[1]	4,000,000	2,960,138
JPMorgan Chase Bank North America
due 09/18/22[1,4]	EUR 600,000	992,743
due 02/18/24[1,4]	EUR 800,000	804,544
due 06/10/24[1,4]	EUR 700,000	763,003
Kite Realty Group, LP
0.75% due 04/01/27[1,2]	2,000,000	1,877,460
SBI Holdings, Inc.
due 07/25/25[1,4]	JPY 210,000,000	1,707,968
Vingroup JSC
3.00% due 04/20/26[1]	1,600,000	1,269,600
Eve Battery Investment Ltd.
0.75% due 11/22/26[1]	1,451,000	1,148,466

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

	Face Amount~	Value
CONVERTIBLE BONDS†† - 87.4% (continued)
Financial - 6.6% (continued)
Citigroup Global Markets Funding Luxembourg SCA
due 05/28/24[1,4]	HKD 8,000,000	$981,923
Barclays Bank plc
due 01/24/25[1,4]	EUR 900,000	914,792
Selena SARL
due 06/25/25[1,4]	EUR 900,000	897,816
Summit Hotel Properties, Inc.
1.50% due 02/15/26[1]	1,004,000	880,006
Archer Obligations S.A.
due 03/31/23[1,4]	EUR 600,000	855,150
LEG Immobilien AG
0.88% due 09/01/25[1]	EUR 600,000	603,224
Blackstone Mortgage Trust, Inc.
5.50% due 03/15/27[1]	587,000	555,816
Total Financial		30,862,926
Industrial - 4.7%
Bloom Energy Corp.
2.50% due 08/15/25[1]	2,807,000	4,033,530
Vishay Intertechnology, Inc.
2.25% due 06/15/25[1]	3,000,000	2,925,104
Greenbrier Companies, Inc.
2.88% due 04/15/28[1]	3,000,000	2,658,000
Itron, Inc.
due 03/15/26[1,4]	2,876,000	2,435,972
Middleby Corp.
1.00% due 09/01/25[1]	1,745,000	2,178,633
Cellnex Telecom S.A.
0.50% due 07/05/28[1]	EUR 1,600,000	1,895,055
Safran S.A.
0.88% due 05/15/27[1]	13,679**	1,788,109
Deutsche Post AG
0.05% due 06/30/25[1]	EUR 1,500,000	1,546,542
Chart Industries, Inc.
1.00% due 11/15/24[1,2]	244,000	822,462
Prysmian SpA
due 02/02/26[1,4]	EUR 700,000	702,006
DMG Mori Company Ltd.
due 07/16/24[1,4]	JPY 90,000,000	684,848
Schneider Electric SE
due 06/15/26[4]	1,752**	342,574
Total Industrial		22,012,835
Energy - 3.7%
Pioneer Natural Resources Co.
0.25% due 05/15/25[1]	1,772,000	4,077,372
NextEra Energy Partners, LP
due 11/15/25[1,2,4]	1,861,000	2,088,972
Array Technologies, Inc.
1.00% due 12/01/28[1,2]	2,000,000	1,822,453
Equities Corp.
1.75% due 05/01/26[1]	605,000	1,816,210
CIMC Enric Holdings Ltd.
due 11/30/26[1,4]	HKD 13,000,000	1,592,313
SolarEdge Technologies, Inc.
due 09/15/25[1,4]	1,030,000	1,515,645
Enphase Energy, Inc.
due 03/01/28[1,4]	1,056,000	1,308,384
CNX Resources Corp.
2.25% due 05/01/26[1]	659,000	1,000,032
BP Capital Markets plc
1.00% due 04/28/23[1]	GBP 600,000	752,369
Centennial Resource Production LLC
3.25% due 04/01/28[1]	569,000	746,813
RAG-Stiftung
due 06/17/26[1,4]	EUR 700,000	699,433
Total Energy		17,419,996
Basic Materials - 1.8%
Ivanhoe Mines Ltd.
2.50% due 04/15/26[1,2]	2,063,000	2,248,807
Nippon Steel Corp.
due 10/04/24[1,4]	JPY 150,000,000	1,146,745
due 10/05/26[1,4]	JPY 90,000,000	693,940
Glencore Funding LLC
due 03/27/25[1,4]	1,200,000	1,265,610
Mitsubishi Chemical Group Corp.
due 03/29/24[1,4]	JPY 110,000,000	821,399
Osisko Gold Royalties Ltd.
4.00% due 12/31/22[1]	CAD 1,000,000	765,630
Brenntag Finance BV
1.88% due 12/02/22[1]	750,000	761,831
ATI, Inc.
3.50% due 06/15/25[1]	428,000	746,432
Total Basic Materials		8,450,394
Utilities - 1.6%
NRG Energy, Inc.
2.75% due 06/01/48[1]	2,553,000	2,770,005
Veolia Environnement S.A.
due 01/01/25[1,4]	50,190**	1,603,989
Electricite de France S.A.
due 09/14/24[1,4]	87,076**	1,367,763
CenterPoint Energy, Inc.
3.37% due 09/15/29[1]	23,210**	1,009,403
Iberdrola International BV
due 11/11/22[1,4]	EUR 600,000	790,679
Total Utilities		7,541,839
Total Convertible Bonds
(Cost $436,492,815)		408,931,442
CORPORATE BONDS†† - 62.2%
Consumer, Cyclical - 17.7%
Hilton Domestic Operating Company, Inc.
5.38% due 05/01/25[1,2]	4,000,000	4,010,000
4.88% due 01/15/30[1]	2,761,000	2,688,054
International Game Technology plc
6.50% due 02/15/25[1,2]	6,340,000	6,453,359
Royal Caribbean Cruises Ltd.
10.88% due 06/01/23[1,2]	3,000,000	3,071,250
9.13% due 06/15/23[1,2]	2,924,000	2,972,685
Macy's Retail Holdings LLC
6.13% due 03/15/32[1,2]	4,000,000	3,369,065
5.88% due 04/01/29[1,2]	2,046,000	1,800,480

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 62.2% (continued)
Consumer, Cyclical - 17.7% (continued)
Ford Motor Credit Company LLC
5.58% due 03/18/24[1]	4,761,000	$4,805,134
Victoria's Secret & Co.
4.63% due 07/15/29[1,2]	5,466,000	4,517,922
Ford Motor Co.
4.35% due 12/08/26[1]	2,056,000	2,023,337
3.25% due 02/12/32[1]	1,468,000	1,227,967
Spirit Loyalty Cayman Limited / Spirit IP Cayman Ltd
8.00% due 09/20/25[1,2]	2,750,000	2,877,229
Caesars Entertainment, Inc.
6.25% due 07/01/25[1,2]	2,742,000	2,738,531
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75% due 02/15/26[1,2]	2,943,000	2,674,628
NCL Corporation Ltd.
5.88% due 02/15/27[1,2]	1,520,000	1,400,688
7.75% due 02/15/29[1,2]	1,182,000	950,358
Carnival Corp.
10.50% due 06/01/30[1,2]	1,469,000	1,308,791
4.00% due 08/01/28[1,2]	1,184,000	1,035,147
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
4.25% due 05/30/23[1,2]	2,350,000	2,335,207
American Airlines Incorporated/AAdvantage Loyalty IP Ltd.
5.75% due 04/20/29[1,2]	2,388,000	2,303,942
Scientific Games International, Inc.
8.63% due 07/01/25[1,2]	2,039,000	2,120,560
Staples, Inc.
10.75% due 04/15/27[1,2]	2,792,000	2,087,858
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
5.88% due 06/15/24[1]	2,056,000	2,078,925
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[1,2]	2,355,000	2,069,704
Dave & Buster's, Inc.
7.63% due 11/01/25[1,2]	2,025,000	2,041,329
Michael Kors USA, Inc.
4.25% due 11/01/24[1,2]	2,064,000	1,984,391
American Greetings Corp.
8.75% due 04/15/25[1,2]	1,931,000	1,863,869
Kontoor Brands, Inc.
4.13% due 11/15/29[1,2]	2,108,000	1,780,848
Vista Outdoor, Inc.
4.50% due 03/15/29[1,2]	2,312,000	1,763,524
Wolverine World Wide, Inc.
4.00% due 08/15/29[1,2]	1,956,000	1,706,454
Scotts Miracle-Gro Co.
4.38% due 02/01/32[1]	2,055,000	1,687,792
Bath & Body Works, Inc.
6.63% due 10/01/30[1,2]	1,762,000	1,686,208
Michaels Companies, Inc.
7.88% due 05/01/29[1,2]	2,348,000	1,614,191
Jacobs Entertainment, Inc.
6.75% due 02/15/29[1,2]	1,762,000	1,465,672
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[1,2]	1,492,000	1,342,315
QVC, Inc.
4.38% due 09/01/28[1]	1,301,000	1,018,338
Total Consumer, Cyclical		82,875,752
Communications - 12.5%
Sirius XM Radio, Inc.
3.13% due 09/01/26[1,2]	4,000,000	3,780,640
4.00% due 07/15/28[1,2]	3,212,000	2,988,220
Lumen Technologies, Inc.
4.00% due 02/15/27[1,2]	3,346,000	3,095,201
6.75% due 12/01/23[1]	2,065,000	2,100,768
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[1,2]	2,729,000	2,638,479
4.25% due 01/15/34[1,2]	2,752,000	2,280,087
Netflix, Inc.
5.88% due 02/15/25[1]	4,000,000	4,144,446
Sprint Capital Corp.
6.88% due 11/15/28[1]	3,346,000	3,760,435
CSC Holdings LLC
6.50% due 02/01/29[1,2]	3,367,000	3,269,340
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	3,000,000	3,045,886
Ciena Corp.
4.00% due 01/31/30[1,2]	2,831,000	2,594,017
Urban One, Inc.
7.38% due 02/01/28[1,2]	3,000,000	2,542,740
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[1,2]	2,708,000	2,534,647
News Corp.
5.13% due 02/15/32[1,2]	2,644,000	2,528,246
Nexstar Media, Inc.
4.75% due 11/01/28[1,2]	2,586,000	2,415,195
DISH DBS Corp.
5.75% due 12/01/28[1,2]	2,966,000	2,411,729
Stagwell Global LLC
5.63% due 08/15/29[1,2]	2,686,000	2,261,290
TripAdvisor, Inc.
7.00% due 07/15/25[1,2]	2,056,000	2,053,759
McGraw-Hill Education, Inc.
5.75% due 08/01/28[1,2]	2,031,000	1,830,565
CommScope, Inc.
8.25% due 03/01/27[1,2]	2,055,000	1,816,435
Level 3 Financing, Inc.
5.38% due 05/01/25[1]	1,755,000	1,759,545
Cablevision Lightpath LLC
5.63% due 09/15/28[1,2]	1,762,000	1,427,537
Audacy Capital Corp.
6.75% due 03/31/29[1,2]	1,363,000	660,850

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 62.2% (continued)
Communications - 12.5% (continued)
Telesat Canada / Telesat LLC
6.50% due 10/15/27[1,2]	1,357,000	$566,446
Total Communications		58,506,503
Consumer, Non-cyclical - 10.4%
HCA, Inc.
5.38% due 02/01/25[1]	5,000,000	5,108,611
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,2]	3,151,000	3,212,625
Tenet Healthcare Corp.
4.38% due 01/15/30[1,2]	2,115,000	1,973,972
6.13% due 06/15/30[1,2]	1,175,000	1,188,560
DaVita, Inc.
4.63% due 06/01/30[1,2]	3,523,000	2,895,589
Primo Water Holdings, Inc.
4.38% due 04/30/29[1,2]	3,333,000	2,884,012
Charles River Laboratories International, Inc.
4.25% due 05/01/28[1,2]	2,754,000	2,696,235
Teva Pharmaceutical Finance Netherlands III BV
2.80% due 07/21/23[1]	2,628,000	2,577,910
Central Garden & Pet Co.
4.13% due 04/30/31[1,2]	2,998,000	2,575,646
Pediatrix Medical Group, Inc.
5.38% due 02/15/30[1,2]	2,716,000	2,509,665
Brink's Co.
4.63% due 10/15/27[1,2]	2,665,000	2,442,257
Garden Spinco Corp.
8.63% due 07/20/30[1,2]	2,293,000	2,411,135
Edgewell Personal Care Co.
4.13% due 04/01/29[1,2]	2,650,000	2,382,244
TriNet Group, Inc.
3.50% due 03/01/29[1,2]	2,644,000	2,310,129
Varex Imaging Corp.
7.88% due 10/15/27[1,2]	2,183,000	2,180,053
MPH Acquisition Holdings LLC
5.50% due 09/01/28[1,2]	2,300,000	2,144,474
Bausch Health Companies, Inc.
4.88% due 06/01/28[1,2]	2,471,000	1,967,719
Service Corporation International
3.38% due 08/15/30[1]	1,762,000	1,569,607
HLF Financing SARL LLC / Herbalife International, Inc.
4.88% due 06/01/29[1,2]	1,735,000	1,286,116
Emergent BioSolutions, Inc.
3.88% due 08/15/28[1,2]	1,408,000	1,070,319
Encompass Health Corp.
4.63% due 04/01/31[1]	1,182,000	1,062,565
Total Consumer, Non-cyclical		48,449,443
Energy - 8.5%
Occidental Petroleum Corp.
6.13% due 01/01/31[1]	3,306,000	3,557,514
6.45% due 09/15/36[1]	1,462,000	1,627,769
Southwestern Energy Co.
5.95% due 01/23/25[1]	2,754,000	2,791,041
DCP Midstream Operating, LP
5.63% due 07/15/27[1]	2,615,000	2,671,486
Nabors Industries, Inc.
7.38% due 05/15/27[1,2]	2,632,000	2,609,997
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
6.00% due 03/01/27[1,2]	2,672,000	2,486,940
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
8.00% due 01/15/27[1]	2,510,000	2,467,029
New Fortress Energy, Inc.
6.50% due 09/30/26[1,2]	2,522,000	2,399,557
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 04/15/32[1,2]	2,651,000	2,388,776
Parkland Corp.
4.63% due 05/01/30[1,2]	2,632,000	2,360,943
Harvest Midstream I, LP
7.50% due 09/01/28[1,2]	2,202,000	2,105,184
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[1,2]	1,956,000	2,024,079
Vermilion Energy, Inc.
6.88% due 05/01/30[1,2]	2,047,000	1,978,477
Range Resources Corp.
4.75% due 02/15/30[1,2]	2,039,000	1,950,222
Civitas Resources, Inc.
5.00% due 10/15/26[1,2]	1,967,000	1,850,750
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,2]	1,757,000	1,741,187
Comstock Resources, Inc.
6.75% due 03/01/29[1,2]	1,511,000	1,499,668
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
8.13% due 01/15/27[1,2]	1,712,000	1,478,765
Total Energy		39,989,384
Technology - 4.5%
Unisys Corp.
6.88% due 11/01/27[1,2]	2,625,000	2,464,883
Synaptics, Inc.
4.00% due 06/15/29[1,2]	2,681,000	2,343,194
Consensus Cloud Solutions, Inc.
6.50% due 10/15/28[1,2]	2,622,000	2,334,243
CA Magnum Holdings
5.38% due 10/31/26[1,2]	2,502,000	2,214,195
Playtika Holding Corp.
4.25% due 03/15/29[1,2]	2,327,000	2,090,216
Ahead DB Holdings LLC
6.63% due 05/01/28[1,2]	2,094,000	1,942,164
Rackspace Technology Global, Inc.
5.38% due 12/01/28[1,2]	2,047,000	1,508,419

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 62.2% (continued)
Technology - 4.5% (continued)
Seagate HDD Cayman
5.75% due 12/01/34[1]	1,644,000	$1,484,277
Kyndryl Holdings, Inc.
4.10% due 10/15/41[1,2]	1,953,000	1,311,348
Condor Merger Sub, Inc.
7.38% due 02/15/30[1,2]	1,395,000	1,228,298
NCR Corp.
5.13% due 04/15/29[1,2]	1,122,000	1,079,667
Alteryx, Inc.
1.00% due 08/01/26[1]	1,316,000	1,056,090
Total Technology		21,056,994
Basic Materials - 2.8%
First Quantum Minerals Ltd.
6.88% due 10/15/27[1,2]	2,083,000	1,988,754
6.50% due 03/01/24[1,2]	1,170,000	1,166,607
FMG Resources August 2006 Pty Ltd.
4.38% due 04/01/31[1,2]	2,536,000	2,210,137
Ingevity Corp.
3.88% due 11/01/28[1,2]	2,223,000	1,975,480
Alcoa Nederland Holding BV
5.50% due 12/15/27[1,2]	1,976,000	1,965,478
Chemours Co.
4.63% due 11/15/29[1,2]	1,639,000	1,440,911
New Gold, Inc.
7.50% due 07/15/27[1,2]	1,700,000	1,334,415
Valvoline, Inc.
4.25% due 02/15/30[1,2]	1,097,000	996,833
Total Basic Materials		13,078,615
Industrial - 2.7%
VM Consolidated, Inc.
5.50% due 04/15/29[1,2]	2,988,000	2,622,993
Sealed Air Corp.
5.13% due 12/01/24[1,2]	2,344,000	2,370,101
GFL Environmental, Inc.
3.50% due 09/01/28[1,2]	2,598,000	2,355,749
Energizer Holdings, Inc.
4.75% due 06/15/28[1,2]	2,350,000	2,006,455
Clydesdale Acquisition Holdings, Inc.
8.75% due 04/15/30[1,2]	2,035,000	1,936,994
IEA Energy Services LLC
6.63% due 08/15/29[1,2]	1,349,000	1,336,987
Total Industrial		12,629,279
Financial - 2.6%
PRA Group, Inc.
5.00% due 10/01/29[1,2]	2,957,000	2,550,841
Iron Mountain, Inc.
4.50% due 02/15/31[1,2]	2,644,000	2,326,046
Advisor Group Holdings, Inc.
10.75% due 08/01/27[1,2]	2,088,000	2,119,424
VistaJet Malta Finance plc / XO Management Holding, Inc.
6.38% due 02/01/30[1,2]	2,032,000	1,777,472
Radian Group, Inc.
4.88% due 03/15/27[1]	1,647,000	1,610,272
NMI Holdings, Inc.
7.38% due 06/01/25[1,2]	1,546,000	1,569,499
Total Financial		11,953,554
Utilities - 0.5%
NRG Energy, Inc.
5.25% due 06/15/29[1,2]	2,598,000	2,439,002
Total Corporate Bonds
(Cost $305,947,732)		290,978,526
SENIOR FLOATING RATE INTERESTS††,◊ - 1.7%
Consumer, Cyclical - 1.0%
SeaWorld Parks & Entertainment, Inc.
5.38% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 08/25/28	2,620,200	2,493,121
Alterra Mountain Co.
5.17% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/28	2,339,954	2,261,956
Total Consumer, Cyclical		4,755,077
Industrial - 0.7%
TransDigm, Inc.
4.62% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	3,251,650	3,153,196
Total Senior Floating Rate Interests
(Cost $8,186,052)		7,908,273
Total Investments - 173.2%
(Cost $846,986,801)		$ 810,612,912
Other Assets & Liabilities, net - (73.2)%		(342,474,449)
Total Net Assets - 100.0%		$ 468,138,463

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	EUR	Sell	33,137,381	35,548,990 USD	09/13/22	$1,653,230
Bank of New York Mellon	JPY	Sell	1,163,460,100	8,768,038 USD	09/13/22	32,714
Bank of New York Mellon	CAD	Sell	1,004,096	799,315 USD	09/13/22	15,794
Bank of New York Mellon	GBP	Sell	1,158,184	1,421,830 USD	09/13/22	10,977
Bank of New York Mellon	HKD	Sell	58,087,430	7,417,103 USD	09/13/22	7,112
Bank of New York Mellon	SGD	Sell	540,112	392,837 USD	09/13/22	2,243
Bank of New York Mellon	CAD	Buy	20,000	15,449 USD	09/13/22	157
Bank of New York Mellon	HKD	Buy	4,200,000	536,102 USD	09/13/22	(324)
Bank of New York Mellon	JPY	Buy	172,518,000	1,297,724 USD	09/13/22	(2,449)
Bank of New York Mellon	CHF	Sell	674,686	694,222 USD	09/13/22	(16,684)
Bank of New York Mellon	EUR	Buy	4,976,500	5,201,266 USD	09/13/22	(110,875)
						$1,591,895

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents Shares
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at July 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of July 31, 2022, the total value of securities segregated was $788,302,331.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $287,998,434 (cost $305,738,197), or 61.5% of total net assets.
3	Rate indicated is the 7-day yield as of July 31, 2022.
4	Zero coupon rate security.

CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SGD — Singapore Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2022 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 29,451,040	$ —	$ —	$ 29,451,040
Convertible Preferred Stocks	47,908,662	966,103	—	48,874,765
Money Market Fund	24,468,866	—	—	24,468,866
Convertible Bonds	—	408,931,442	—	408,931,442
Corporate Bonds	—	290,978,526	—	290,978,526
Senior Floating Rate Interests	—	7,908,273	—	7,908,273
Forward Foreign Currency Exchange Contracts**	—	1,722,227	—	1,722,227
Total Assets	$ 101,828,568	$ 710,506,571	$ —	$ 812,335,139

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 130,332	$ —	$ 130,332

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $156,036,957 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold Level 3 securities during the period ended July 31, 2022.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities are valued based on prices provided by independent pricing services or, if not available or if Advent Capital Management, LLC (“Advent” or the “Investment Adviser”) considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Short-term debt securities with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, which approximates market value. Shortterm debt securities which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities. Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. OTC options are valued using a price provided by an independent pricing service.

Forward foreign currency exchange contracts are valued by pricing services or, if not available or if Advent considers that price to not represent fair value, by dealers using the mid price. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Advent, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2022

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund avoids a 4% federal excise tax that is assessed on the amount of the under distribution.

At July 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 852,971,157	$17,188,304	$(57,954,654)	$(40,766,350)

Note 5 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)	July 31, 2022

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.